Investment securities and fair value disclosure - Cost to fair value (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Equity securities and other investments and fair value disclosure
Original cost	¥ 162,858	¥ 34,699
Gross unrealized gains	30,119	11,057
Gross unrealized losses	(11,985)	(1,587)
Provision for decline in value	(13,975)	(1,162)
Carrying value	167,017	43,007
Equity securities accounted for using cost method		59,942		¥ 35,404
Debt investments	6,900	6,900
Debt investments pledged to financial institution	6,900
ASU 2016-01 | Adjustment
Equity securities and other investments and fair value disclosure
Equity securities accounted for using cost method		(59,942)	¥ (59,942)
Investment securities			¥ 59,942
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	57,121	20,303
Gross unrealized gains	15,968	10,990
Gross unrealized losses	(11,887)	(1,587)
Provision for decline in value		(983)
Carrying value	61,202	28,723
Equity securities accounted for under the fair value option
Equity securities and other investments and fair value disclosure
Original cost		498
Gross unrealized gains		67
Carrying value		565
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	81,894
Gross unrealized gains	14,107
Gross unrealized losses	(78)
Provision for decline in value	(13,250)
Carrying value	82,673
Debt investments
Equity securities and other investments and fair value disclosure
Original cost	23,843	13,898
Gross unrealized gains	44
Gross unrealized losses	(20)
Provision for decline in value	(725)	(179)
Carrying value	23,142	13,719
Convertible bonds accounted for under the fair value option
Equity securities and other investments and fair value disclosure
Carrying value	2,742	1,256
Unrealized gains recorded	¥ 44	¥ 0